GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Summary of Changes in the Carrying Value of Goodwill

The changes in the carrying value of Goodwill are as follows (in thousands):

	UFC (1)	WWE (3)	IMG	Corporate and Other	Total
Balance — December 31, 2022	$2,602,639	$—	745,590	39,780	$3,388,009
Acquisitions	—	5,063,774	—	—	5,063,774
Impairment	—	—	(7,544)	—	(7,544)
Foreign currency translation and other	—	72	89	—	161
Balance — December 31, 2023 (2)	2,602,639	5,063,846	738,135	39,780	8,444,400
Acquisitions	—	(707)	—	—	(707)
Foreign exchange	—	(1,559)	(141)	—	(1,700)
Balance — December 31, 2024 (2)	$2,602,639	$5,061,580	$737,994	$39,780	$8,441,993
(1)
Reflects goodwill resulting from the Company’s election to apply pushdown accounting to reflect EGH’s new basis of accounting in the UFC’s assets and liabilities, including goodwill, which occurred during 2016.
(2)
Net of accumulated impairment losses of $116.1 million as of December 31, 2024 and 2023.
(3)
Reflects goodwill resulting from the Transactions. See Note 4, Acquisition of WWE, for further information.

Summary of Company's Identifiable Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2024 (in thousands):

	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	$3,011,169	$(489,148)	$2,522,021
Customer relationships	1,630,070	(792,389)	837,681
Internally developed technology	9,505	(6,000)	3,505
Other (1)	156,493	(70,366)	86,127
	$4,807,237	$(1,357,903)	$3,449,334
Indefinite-lived:
Trademarks and trade names	$181,649	$—	$181,649
Owned events	18,920	—	18,920
Total intangible assets	$5,007,806	$(1,357,903)	$3,649,903

(1) Other intangible assets as of December 31, 2024 primarily consisted of talent roster, internally developed software and content library assets acquired through the business combination with WWE in September 2023. See Note 4, Acquisition of WWE, for further information.

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 (in thousands):

	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	$3,010,938	$(356,194)	$2,654,744
Customer relationships	1,630,962	(623,878)	1,007,084
Internally developed technology	9,505	(4,852)	4,653
Other (1)	153,280	(32,328)	120,952
	$4,804,685	$(1,017,252)	$3,787,433
Indefinite-lived:
Trademarks and trade names	$182,979	$—	$182,979
Owned events	19,218	—	19,218
Total intangible assets	$5,006,882	$(1,017,252)	$3,989,630

(1) Other intangible assets as of December 31, 2023 primarily consisted of talent roster, internally developed software and content library assets acquired through the business combination with WWE in September 2023. See Note 4, Acquisition of WWE, for further information.

Aggregate Amount of Amortization of Intangible Assets

Estimated annual intangible amortization, including amortization of intangible assets acquired in the Transactions, for the next five years and thereafter is as follows (in thousands):

Total
2025	$279,261
2026	267,586
2027	232,874
2028	214,904
2029	214,034
Thereafter	2,240,675
Total remaining amortization	$3,449,334